Non-Mineral Leases - Operating Leases Rental Expense (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Leased Assets [Line Items]
Contingent Rentals	$ 29	$ 16	$ 15